Document and Entity Information Document	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	GeneDx Holdings Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39482
Entity Tax Identification Number	85-1966622
Entity Address, Address Line One	333 Ludlow Street
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	888
Local Phone Number	729-1206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WGS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Address, Address Line Two	North Tower
Entity Address, Address Line Three	6th Floor
Entity Central Index Key	0001818331
Amendment Flag	false